ADVANCE FROM CUSTOMERS (Tables)	12 Months Ended
Sep. 30, 2013
Other Liabilities Disclosure [Abstract]
Schedule Of Advance From Customers [Table Text Block]	Advance from customers consisted of the following:
	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Advance from third-party customers	$9,062	$1,528
	$9,062	$1,528